Condensed Interim Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current assets
Vessels held for sale	$ 0	$ 37,083,985
Cash and cash equivalents	103,129,226	40,109,382
Receivables, trade	19,887,897	26,189,316
Working capital advances	3,025,000	3,475,000
Prepayments	905,298	1,042,359
Advances and deposits	5,189,134	3,511,872
Other receivables	23,157	23,953
Inventories	4,751,848	3,969,483
Total current assets	136,911,560	115,405,350
Non-current assets
Vessels and vessel equipment, net of accumulated depreciation $66.8 million (2015: $46.2 million)	644,795,131	658,628,933
Deferred drydock expenditure, net of accumulated depreciation $6.8 million (2015: $5.1 million)	4,672,715	3,730,374
Deposit for vessel acquisition	17,250,000	0
Leasehold improvements, net	483,999	0
Other non-current assets, net of accumulated depreciation $0.3 million (2015: $0.2 million)	597,763	432,951
Total non-current assets	667,799,608	662,792,258
TOTAL ASSETS	804,711,168	778,197,608
Current liabilities
Payables, trade	8,716,511	12,482,540
Charter revenue received in advance	2,135,525	1,192,317
Other payables	144,484	144,932
Accrued interest on loans	1,304,466	1,752,226
Current portion of long-term debt	35,099,656	27,014,500
Current portion of capital lease obligations	0	26,771,911
Total current liabilities	47,400,642	69,358,426
Non-current liabilities
Non-current portion of long-term debt	341,984,589	361,227,904
Total non-current liabilities	341,984,589	361,227,904
Equity
Share capital	339,754	263,297
Additional paid in capital	404,169,028	338,226,370
Treasury stock	(4,272,477)	(1,278,546)
Accumulated surplus	15,089,632	10,400,157
Total equity	415,325,937	347,611,278
TOTAL LIABILITIES AND EQUITY	$ 804,711,168	$ 778,197,608